TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER RECEIVABLES
Summary of trade and other receivables

	December 31, 2020	December 31, 2019
Trade	$668.8	$542.4
Holdbacks	80.9	64.6
Unbilled revenue	129.7	113.9
Expected credit loss	(12.1)	(7.5)
	$867.3	$713.4